Financial Instruments Financial Instruments - Derivative Instuments, Gain (Loss) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended				12 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2014 Interest Rate Contract [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Revenues [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Revenues [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Revenues [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Revenues [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Revenues [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Derivative gain (loss), net [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Derivative gain (loss), net [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Derivative gain (loss), net [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Derivative gain (loss), net [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] LNG Inventory Derivatives [Member] Derivative gain (loss), net [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Fuel Derivatives [Member] Derivative gain (loss), net [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Fuel Derivatives [Member] Derivative gain (loss), net [Member]		Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Fuel Derivatives [Member] Derivative gain (loss), net [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Fuel Derivatives [Member] Derivative gain (loss), net [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Fuel Derivatives [Member] Derivative gain (loss), net [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member] Derivative gain (loss), net [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member] Derivative gain (loss), net [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member] Derivative gain (loss), net [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member] Derivative gain (loss), net [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Interest Rate Contract [Member] Derivative gain (loss), net [Member] Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (9,300)	$ (31)	$ 334	$ (463)	$ 1,036	$ 2,300	$ (575)	$ 0	$ 476	$ 0	$ 0	$ 317	[1]	$ 52	[1]	$ 181	[1]	$ (622)	[1]	$ (2,251)	[1]	$ (94,601)	$ 83,279	$ 88,596	$ 679	$ 0

[1]	Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate the Sabine Pass LNG terminal for which Sabine Pass LNG has elected the normal purchase normal sale exemption from derivative accounting.